Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Property, plant and equipment	$ 37,955	$ 35,059
Accumulated depreciation	(7,379)	(7,021)
Property, plant and equipment, net	30,576	28,038
Current assets:
Cash and cash equivalents	98	96
Restricted funds	21	29
Accounts receivable, net of allowance for uncollectible accounts of $58 and $53, respectively	395	416
Income tax receivable	9	25
Unbilled revenues	433	315
Materials and supplies	112	103
Secured seller promissory note from the sale of the Homeowner Services Group	795	0
Other	328	231
Total current assets	2,191	1,215
Regulatory and other long-term assets:
Regulatory assets	1,132	1,150
Secured seller promissory note from the sale of the Homeowner Services Group	0	795
Operating lease right-of-use assets	85	89
Goodwill	1,156	1,144
Other	302	399
Total regulatory and other long-term assets	2,675	3,577
Total assets	35,442	32,830
Capitalization:
Common stock ($0.01 par value; 500,000,000 shares authorized; 200,605,170 and 200,371,701 shares issued, respectively)	2	2
Paid-in-capital	8,642	8,598
Retained earnings	2,575	2,112
Accumulated other comprehensive income	6	12
Treasury stock, at cost (5,428,008 and 5,451,216 shares, respectively)	(388)	(392)
Total common shareholders' equity	10,837	10,332
Long-term debt	12,777	12,518
Redeemable preferred stock at redemption value	3	3
Total long-term debt	12,780	12,521
Total capitalization	23,617	22,853
Current liabilities:
Short-term debt	1,588	879
Current portion of long-term debt	1,479	637
Accounts payable	378	346
Accrued liabilities	830	791
Accrued taxes	134	156
Accrued interest	140	111
Other	198	230
Total current liabilities	4,747	3,150
Regulatory and other long-term liabilities:
Advances for construction	435	383
Deferred income taxes and investment tax credits	3,190	2,881
Regulatory liabilities	1,416	1,416
Operating lease liabilities	74	76
Accrued pension expense	167	217
Other	166	277
Total regulatory and other long-term liabilities	5,448	5,250
Contributions in aid of construction	1,630	1,577
Commitments and contingencies (See Note 16)
Total capitalization and liabilities	$ 35,442	$ 32,830